Tax Status	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Tax Status
Tax Status

NOTE 5 - Tax Status

The Plan obtained its most recent determination letter on April 21, 2015, in which the Internal Revenue Service stated that the Plan is in compliance with the applicable requirements of the Internal Revenue Code (the “IRC”). The Plan has been amended since receiving this determination letter. The Plan administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.